Securitisations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Disclosure of transferred financial assets that are not derecognised in their entirety [text block]
	2017				2016
	Assets		Liabilities		Assets		Liabilities
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers
Residential mortgage loans	-	-	-	-	125	120	(107)	(107)
Credit cards, unsecured and other retail lending	3,772	3,757	(3,635)	(3,626)	5,094	5,084	(4,926)	(4,931)
Total	3,772	3,757	(3,635)	(3,626)	5,219	5,204	(5,033)	(5,038)

Assets with Group's continuing involvement in derecognised assets
	Continuing involvement[a]			Gain/(loss) from continuing involvement
	Carrying amount	Fair value	Maximum exposure to loss	For the year ended	Cumulative to 31 December
Type of transfer	£m	£m	£m	£m	£m
2017
CLO and other assets	-	-	-	-	-
Commercial mortgage backed securities	94	94	94	1	1
Total	94	94	94	1	1
2016
CLO and other assets	10	10	10	-	(3)
Commercial mortgage backed securities	-	-	-	-	-
Total	10	10	10	-	(3)

Note

a Assets which represent the Group’s continuing involvement in derecognised assets are recorded in Loans and advances and Trading portfolio assets.